Long Term Loans (Tables)	12 Months Ended
Dec. 31, 2022
Long Term Loans [Abstract]
Schedule of long term loans
	Linked to	Interest rate	December 31, 2022	December 31, 2021

Long term loans	NIS	2.6%*	66	89
Long term loans	US$	2.1%-12%	131	126
Less- Current portion			(144)	(140)
Total			53	75

*	Linked	to the consumer price index. The maturity date of the loan is September 2024.

Schedule of financing activities in the statement of cash flows
Loans
As of January 1, 2022	215
Changes from financing cash flows:
Repayment of loans	(21)
Total changes from financing cash flows	194
Accrued interest of long-term loans	3
As of December 31, 2022	197

Loans
As of January 1, 2021	2,083
Changes from financing cash flows:
Receipts of long-term loans	89
Conversion loans to shares	(1,222)
Repayment of loans	(824)
Total changes from financing cash flows	(1,957)
Accrued interest of long-term loans	89
As of December 31, 2021	215